Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

19. Income taxes

Cayman Islands (“Cayman”)

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance or estate duty. There are no other taxes likely to be material to the Group levied by the government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or brought within the jurisdiction of the Cayman Islands. In addition, the Cayman Islands does not impose withholding tax on dividend payments.

British Virgin Islands (“BVI”)

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains. In addition, payment of dividends by the British Virgin Islands subsidiaries to their respective shareholders who are not resident in the British Virgin Islands, if any, is not subject to withholding tax in the British Virgin Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

The Company’s subsidiaries and VIEs in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. One of the Group’s subsidiaries is qualified for the HNTE certificate and enjoyed a reduced rate of 15% for the years presented, which will expire in 2025. Furthermore, HNTE can claim a super deduction for eligible research and development expenses, receiving a 175% super deduction from January 1, 2018 to September 30, 2022, and a 200% super deduction from October 1, 2022 onwards.

19. Income taxes (Continued)

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to the PRC tax under the EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for the PRC tax purposes.

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which have an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to the PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The dividend withholding tax was trivial , as the taxable outside basis differences noted as of the end of the periods presented were insignificant.

Brazil

The Group’s subsidiaries in Brazil are subject to 34% income tax rate, which comprises Brazilian Social Contribution tax and Brazilian Income Tax. Additionally, foreign enterprises, which have no establishment or place in Brazil but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in Brazil or which have an establishment or place in Brazil but the aforementioned incomes are not connected with the establishment or place shall be subject to the Brazil withholding tax at the applicable rate.

Mexico

The income tax provision for Mexico entities were calculated at corporate income tax rates of 30% on the taxable income for the years presented, based on the existing legislation, interpretations and practices in respect thereof.

The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Income (loss) before income taxes consists of:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Income (loss) from overseas entities	(7,665,988)	(17,271,251)	2,803,492
Loss from PRC entities	(41,502,270)	(6,507,345)	(2,178,681)
Income (loss) before income taxes	(49,168,258)	(23,778,596)	624,811

Income tax expenses consists of:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Current income tax expenses	557,797	170,091	235,382
Deferred income tax benefits	(391,477)	(166,176)	(145,633)
Total income tax expenses	166,320	3,915	89,749

19. Income taxes (Continued)

Reconciliation of the differences between the PRC statutory tax rate and the Group’s effective tax rate is as below:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(0.38)%	(0.72)%	(25.30)%
Tax effect of permanent difference	(15.54)%	(2.06)%	130.17%
Effect on tax rates in different tax jurisdiction	(0.50)%	(12.15)%	(122.02)%
Changes in valuation allowance and others	(8.92)%	(10.09)%	6.51%
Effective tax rate	(0.34)%	(0.02)%	14.36%

The permanent differences mainly arose from share-based compensation expenses, super deduction for eligible research and development expenses, and non-taxable interest income etc. The effect on tax rate in different tax jurisdiction mainly arose from income or capital gain generated from the entities which are not subject to tax.

Significant components of the Group’s deferred tax balances are as follows:

	As of December 31
	2022	2023
	RMB	RMB
Deferred tax assets
Tax losses carryforwards	14,026,637	13,460,119
Advertising expenses in excess of deduct limit	3,093,464	3,022,509
Asset impairment and allowances for credit losses	1,303,029	1,021,295
Accrued expenses and others	1,513,483	1,342,747
Total deferred tax assets	19,936,613	18,846,670
Less: valuation allowance	(19,539,116)	(18,435,565)
Deferred tax assets, net	397,497	411,105
Deferred tax liabilities
Amortization expense of intangible assets	263,031	25,600
Depreciation expense of property and equipment, and others	204,943	271,539
Deferred tax liabilities	467,974	297,139

As of December 2023, the deferred tax asset, net, recognized from tax losses carryforwards was RMB58,128. The Group has tax losses in mainland China of RMB53,697,270 that will expire in one to ten years for deduction against future taxable profits:

As of December 31,
2023
RMB
Loss expiring in 2024	976,812
Loss expiring in 2025	4,060,806
Loss expiring in 2026	20,911,886
Loss expiring in 2027	11,498,246
Loss expiring in 2028 and thereafter	16,249,520
Total	53,697,270

19. Income taxes (Continued)

As of December 31, 2023, the accumulated tax losses carryforwards of subsidiaries incorporated in Brazil of RMB2,755,808 are allowed to be carried forward to offset against future taxable profits. The tax losses carryforwards in Brazil generally have no time limit.

The following table shows the movement of valuation allowance for the periods presented:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

Balance at beginning of the year	(8,019,931)	(13,065,611)	(19,539,116)
Change of valuation allowance	(5,045,680)	(6,473,505)	1,103,551
Balance at end of the year	(13,065,611)	(19,539,116)	(18,435,565)

The Group offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

	As of December 31
	2022	2023
	RMB	RMB

Classification in the consolidated balance sheets:
Deferred tax assets, net	289,191	279,464
Deferred tax liabilities	359,668	165,498